Warrants	12 Months Ended
Aug. 31, 2011
Warrants

Note 8. Warrants

Class F Callable Warrants

On February 12, 2008, the Company completed the 2008 Private Placement (see “Note 7. Capital Stock”). Pursuant to the 2008 Private Placement and payment of a commission to an Agent, the Company issued 1,396,500 Class F Callable Warrants, each to purchase a share of common stock at $3.75 per share, expiring on February 12, 2011. Refer to “Note 7. Capital Stock - Common Stock” for additional disclosures regarding the terms and conditions related to the Class F Callable Warrants.

During the year ended August 31, 2011, investors exercised 1,054,512 Class F Callable Warrants for aggregate gross proceeds of $3,954,375. On February 12, 2011, all unexercised Class F Callable Warrants expired.

Class F Callable Warrant Liability

On September 1, 2009, the Company adopted guidance which is now part of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity. The Company determined that its Class F Callable Warrants contained a dilutive issuance provision. As a result, the Company reclassified 1,062,833 of its Class F Callable Warrants to long-term warrant liability, resulting in a cumulative adjustment to accumulated deficit as of September 1, 2009 of $342,771.

The Company’s Class F Callable Warrants are considered derivative financial liabilities and were therefore required to be adjusted to fair value each quarter. On February 12, 2011, all unexercised Class F Callable Warrants expired, resulting in the adjustment to their fair value to $0.

The following reconciles the warrant liability for the year ended August 31, 2011:

Beginning Balance, September 1, 2010	$8,059
Change in fair value of warrant liability	(8,059)
Ending Balance, August 31, 2011	$-